Average Annual Total Returns			12 Months Ended	50 Months Ended	60 Months Ended	95 Months Ended	109 Months Ended	120 Months Ended	124 Months Ended	188 Months Ended	197 Months Ended	267 Months Ended	270 Months Ended	271 Months Ended			272 Months Ended	274 Months Ended		275 Months Ended	286 Months Ended	593 Months Ended
		Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent			8.35%		6.85%			7.50%														10.23%
Performance Inception Date		Jul. 26, 1975
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent			10.88%		7.32%			7.69%												7.41%
Performance Inception Date		Feb. 15, 2002
Class C
Prospectus [Line Items]
Average Annual Return, Percent			13.08%		7.32%			7.47%													7.33%
Performance Inception Date		Mar. 15, 2001
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent			13.05%		7.27%			7.67%										7.44%
Performance Inception Date		Feb. 19, 2002
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent			14.62%		7.84%			7.82%											7.17%
Performance Inception Date		Mar. 05, 2002
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			14.87%		8.07%			8.07%													7.58%
Performance Inception Date		Mar. 15, 2001
Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent			15.09%		8.28%			8.29%				8.39%
Performance Inception Date		Sep. 17, 2002
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			15.20%		8.36%			8.36%			8.67%
Performance Inception Date		Aug. 05, 2008
Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.10%		7.16%			7.05%
Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.15%		6.36%			6.42%
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			15.32%		8.47%	9.02%
Performance Inception Date		Jan. 27, 2017
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent			15.20%	9.76%
Performance Inception Date		Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent			15.25%	9.81%
Performance Inception Date		Oct. 30, 2020
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			14.06%		7.31%			7.30%								6.79%
Performance Inception Date		May 29, 2002
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			14.08%		7.30%			7.31%							6.78%
Performance Inception Date		May 21, 2002
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			14.57%		7.77%			7.77%						7.35%
Performance Inception Date		Jun. 04, 2002
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			14.91%		8.09%			8.09%					7.81%
Performance Inception Date		Jun. 21, 2002
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			15.26%		8.42%			8.42%									7.87%
Performance Inception Date		May 15, 2002
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			15.30%		8.47%			8.47%		10.74%
Performance Inception Date		May 01, 2009
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			14.39%		7.61%			7.65%	7.61%
Performance Inception Date		Aug. 29, 2014
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			15.11%		8.31%		8.78%
Performance Inception Date		Nov. 20, 2015
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.02%		14.53%			13.10%			11.90%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.04%		8.67%			8.52%			8.48%
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%		(0.33%)			1.35%			2.79%

[1]	Effective July 24, 2024, the fund’s primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the “Previous Primary Benchmark”) to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.